BUSINESS COMBINATIONS - Acquisition of Wowo (Details) ¥ in Thousands, $ in Thousands						12 Months Ended
	Dec. 02, 2019 CNY (¥)	Dec. 02, 2019 USD ($)	Mar. 14, 2018 CNY (¥)	Aug. 14, 2017 CNY (¥)	May 04, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Goodwill						¥ 448,584		¥ 490,986	$ 70,526	¥ 469,076
Non-controlling interests								¥ (5,628)	$ (808)	2,043
Pro forma information
Revenue - Pro forma						20,167,825
Net loss - Pro forma						(1,228,161)
Revenue - As reported						19,989,562	$ 3,072,339
Net loss - As reported						¥ (1,228,060)	$ (188,749)
Acquisition of Wowo
BUSINESS COMBINATIONS
Total consideration					¥ 208,377
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Consideration - cash					208,377
Cash					2,737
Inventories					53,003
Other current assets					162,220
Brand name					116,600
Other non-current assets					28,419
Short-term bank loans					(3,500)
Other current liabilities					(152,882)
Other non-current liabilities					(57,509)
Deferred tax liabilities					(30,264)
Non controlling interests					(91,623)
Goodwill					¥ 181,176
YDS
BUSINESS COMBINATIONS
Equity interest acquired (in percent)					79.17%
Total consideration			¥ 845
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Non controlling interests										¥ (678)
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee	¥ 4,040	$ 580
Wowo
BUSINESS COMBINATIONS
Equity interest acquired (in percent)					62.50%
Total consideration				¥ 90,778
Wowo | Brand name
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Estimated remaining useful life brand name					20 years